Borrowings - Future minimum lease payments under finance leases and their present values (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total minimum finance lease payments	$ 6,677
Less: future finance cost charges	(425)
Total net finance lease payables	6,252
Less: current portion of finance lease payables	(1,564)
Non-current portion of finance lease payables	4,688
Within 1 year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total minimum finance lease payments	1,742
Total net finance lease payables	1,564
Within 1-2 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total minimum finance lease payments	1,742
Total net finance lease payables	1,601
In the third to fifth years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total minimum finance lease payments	3,193
Total net finance lease payables	$ 3,087